Guarantor and Non-Guarantor Condensed Consolidating Financial Statements (Tables)	6 Months Ended
Jun. 30, 2011
Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

June 30, 2011

	Parent	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations/ Reclassifications	Consolidated
Current assets
Cash and cash equivalents	$162,248	$4,697	$24,811	$(23,815)	$167,941
Accounts receivable, net	239	348,988	37,903	—	387,130
Inventory, net	—	25,925	7,401	—	33,326
Prepaid expenses	8,864	16,802	6,860	—	32,526
Income tax receivable	23,641	—	(1)	—	23,640
Current deferred tax assets	2,835	—	—	—	2,835
Other current assets	—	57	—	—	57
Current assets of discontinued operations	—	—	15,137	—	15,137

Total current assets	197,827	396,469	92,111	(23,815)	662,592
Property, plant and equipment, net	4,491	947,362	44,994	—	996,847
Investment in consolidated subsidiaries	1,057,702	122,559	—	(1,180,261)	—
Inter-company receivable	521,866	—	—	(521,866)	—
Goodwill	15,531	236,607	—	—	252,138
Other long-term assets, net	32,186	12,030	1,110	—	45,326
Long-term assets of discontinued operations	—	—	8,762	—	8,762

Total assets	$1,829,603	$1,715,027	$146,977	$(1,725,942)	$1,965,665

Current liabilities
Accounts payable	$399	$82,020	$9,431	$(23,815)	$68,035

Accrued liabilities	22,275	19,885	6,004	—	48,164
Accrued payroll and payroll burdens	1,140	26,898	2,177	—	30,215
Accrued interest	2,452	—	6	—	2,458
Income taxes payable	—	—	675	—	675
Current liabilities of discontinued operations	—	—	3,986	—	3,986

Total current liabilities	26,266	128,803	22,279	(23,815)	153,533
Long-term debt	650,000	—	—	—	650,000
Inter-company payable	—	519,660	2,206	(521,866)	—
Deferred income taxes	230,733	3,798	(122)	—	234,409
Other long-term liabilities	1,073	5,064	13	—	6,150
Long-term liabilities of discontinued operations	—	—	42	—	42

Total liabilities	908,072	657,325	24,418	(545,681)	1,044,134
Stockholders’ equity
Total stockholders’ equity	921,531	1,057,702	122,559	(1,180,261)	921,531

Total liabilities and stockholders’ equity	$1,829,603	$1,715,027	$146,977	$(1,725,942)	$1,965,665

Condensed Consolidating Balance Sheet

December 31, 2010

	Parent	Guarantor Subsidiaries	Non- guarantor Subsidiaries	Eliminations/ Reclassifications	Consolidated
Current assets
Cash and cash equivalents	$111,834	$569	$23,500	$(16,768)	$119,135
Accounts receivable, net	696	313,936	27,352	—	341,984
Inventory, net	—	21,935	6,454	—	28,389
Prepaid expenses	6,388	10,980	989	—	18,357
Income tax receivable	10,164	13,298	662	—	24,124
Current deferred tax assets	2,499	—	—	—	2,499
Other current assets	882	502	—	—	1,384
Current assets of discontinued operations	—	—	16,700	—	16,700

Total current assets	132,463	361,220	75,657	(16,768)	552,572
Property, plant and equipment, net	4,730	898,013	48,189	—	950,932
Investment in consolidated subsidiaries	930,631	115,449	—	(1,046,080)	—
Inter-company receivable	554,482	—	445	(554,927)	—
Goodwill	15,531	232,144	—	—	247,675
Other long-term assets, net	29,966	10,161	1,035	—	41,162
Long-term assets of discontinued operations	—	—	8,897	—	8,897

Total assets	$1,667,803	$1,616,987	$134,223	$(1,617,775)	$1,801,238

Current liabilities
Accounts payable	$376	$82,952	$7,942	$(16,768)	$74,502
Accrued liabilities	18,269	21,355	3,369	—	42,993
Accrued payroll and payroll burdens	4,353	19,325	2,606	—	26,284
Accrued interest	2,439	1	6	—	2,446
Income taxes payable	(1,043)	—	1,043	—	—
Current liabilities of discontinued operations	—	—	2,841	—	2,841

Total current liabilities	24,394	123,633	17,807	(16,768)	149,066
Long-term debt	650,000	—	—	—	650,000
Inter-company payable	—	553,907	1,020	(554,927)	—
Deferred income taxes	186,693	3,794	(98)	—	190,389
Other long-term liabilities	882	5,022	12	—	5,916
Long-term liabilities of discontinued operations	—	—	33	—	33

Total liabilities	861,969	686,356	18,774	(571,695)	995,404
Stockholders’ equity
Total stockholders’ equity	805,834	930,631	115,449	(1,046,080)	805,834

Total liabilities and stockholders’ equity	$1,667,803	$1,616,987	$134,223	$(1,617,775)	$1,801,238

Condensed Consolidated Statement of Operations

Condensed Consolidated Statement of Operations

Quarter Ended June 30, 2011

		Guarantor	Non- guarantor	Eliminations/
	Parent	Subsidiaries	Subsidiaries	Reclassifications	Consolidated

Revenue	$—	$511,064	$34,818	$(1,650)	$544,232

Service expenses	—	320,627	27,748	(1,650)	346,725
Selling, general and administrative expenses	11,074	36,358	2,439	—	49,871
Depreciation and amortization	429	46,038	2,765	—	49,232

Income (loss) from continuing operations before interest and taxes	(11,503)	108,041	1,866	—	98,404
Interest expense	14,154	365	24	(878)	13,665
Interest income	(953)	(2)	(55)	878	(132)
Equity in earnings of consolidated affiliates	(71,596)	(3,276)	—	74,872	—

Income (loss) from continuing operations before taxes	46,892	110,954	1,897	(74,872)	84,871
Taxes	(7,613)	39,358	36	—	31,781

Income (loss) from continuing operations	54,505	71,596	1,861	(74,872)	53,090
Discontinued operations (net of tax)	—	—	1,415	—	1,415

Net income (loss)	$54,505	$71,596	$3,276	$(74,872)	$54,505

Condensed Consolidated Statement of Operations

Quarter Ended June 30, 2010

		Guarantor	Non- guarantor	Eliminations/
	Parent	Subsidiaries	Subsidiaries	Reclassifications	Consolidated

Revenue	$—	$325,261	$28,326	$(1,731)	$351,856

Service expenses	—	203,790	22,390	(1,731)	224,449
Selling, general and administrative expenses	9,320	29,465	4,564	—	43,349
Depreciation and amortization	334	41,910	2,958	—	45,202

Income (loss) from continuing operations before interest and taxes	(9,654)	50,096	(1,586)	—	38,856
Interest expense	14,733	1,731	18	(1,722)	14,760
Interest income	(1,832)	(1)	—	1,722	(111)
Equity in earnings of consolidated affiliates	(28,001)	845	—	27,156	—

Income (loss) from continuing operations before taxes	5,446	47,521	(1,604)	(27,156)	24,207
Taxes	(10,225)	19,520	90	—	9,385

Income (loss) from continuing operations	15,671	28,001	(1,694)	(27,156)	14,822
Discontinued operations (net of tax)	—	—	849	—	849

Net income (loss)	$15,671	$28,001	$(845)	$(27,156)	$15,671

Condensed Consolidated Statement of Operations

Six Months Ended June 30, 2011

		Guarantor	Non- guarantor	Eliminations/
	Parent	Subsidiaries	Subsidiaries	Reclassifications	Consolidated

Revenue	$—	$963,372	$73,308	$(3,262)	$1,033,418

Service expenses	—	610,016	56,323	(3,262)	663,077
Selling, general and administrative expenses	20,900	72,869	4,854	—	98,623
Depreciation and amortization	858	91,495	5,784	—	98,137

Income (loss) from continuing operations before interest and taxes	(21,758)	188,992	6,347	—	173,581

Interest expense	28,602	1,240	48	(2,098)	27,792
Interest income	(2,232)	(2)	(91)	2,098	(227)
Equity in earnings of consolidated affiliates	(125,427)	(7,468)	—	132,895	—

Income (loss) from continuing operations before taxes	77,299	195,222	6,390	(132,895)	146,016
Taxes	(16,140)	69,795	1,252	—	54,907

Income (loss) from continuing operations	93,439	125,427	5,138	(132,895)	91,109
Discontinued operations (net of tax)	—	—	2,330	—	2,330

Net income (loss)	$93,439	$125,427	$7,468	$(132,895)	$93,439

Condensed Consolidated Statement of Operations

Six Months Ended June 30, 2010

		Guarantor	Non- guarantor	Eliminations/
	Parent	Subsidiaries	Subsidiaries	Reclassifications	Consolidated

Revenue	$—	$594,330	$63,350	$(3,462)	$654,218

Service expenses	—	387,527	48,183	(3,462)	432,248
Selling, general and administrative expenses	18,150	58,902	6,626	—	83,678
Depreciation and amortization	666	83,616	5,953	—	90,235

Income (loss) from continuing operations before interest and taxes	(18,816)	64,285	2,588	—	48,057
Interest expense	29,445	3,439	32	(3,415)	29,501
Interest income	(3,562)	(4)	(24)	3,415	(175)
Equity in earnings of consolidated affiliates	(41,355)	(5,084)	—	46,439	—

Income (loss) from continuing operations before taxes	(3,344)	65,934	2,580	(46,439)	18,731
Taxes	(16,253)	24,579	(531)	—	7,795

Income (loss) from continuing operations	12,909	41,355	3,111	(46,439)	10,936
Discontinued operations (net of tax)	—	—	1,973	—	1,973

Net income (loss)	$12,909	$41,355	$5,084	$(46,439)	$12,909

Condensed Consolidated Statement of Cash Flows

Condensed Consolidated Statement of Cash Flows

Six Months Ended June 30, 2011

		Guarantor	Non- guarantor	Eliminations/
	Parent	Subsidiaries	Subsidiaries	Reclassifications	Consolidated
Cash provided by:
Net income (loss)	$93,439	$125,427	$7,468	$(132,895)	$93,439
Items not affecting cash:
Equity in earnings of consolidated affiliates	(125,427)	(7,468)	—	132,895	—
Depreciation and amortization	858	91,495	6,260	—	98,613
Other	2,787	45,081	(89)	—	47,779
Changes in operating assets and liabilities	32,146	(58,966)	(10,543)	(7,047)	(44,410)

Net cash provided by (used in) operating activities	3,803	195,569	3,096	(7,047)	195,421

Investing activities:
Additions to property, plant and equipment	(467)	(144,726)	(3,879)	—	(149,072)
Inter-company receipts	32,616	—	445	(33,061)	—
Acquisitions	—	(15,576)	—	—	(15,576)
Proceeds from the disposal of capital assets	—	3,108	177	—	3,285
Other	191	—	—	—	191

Net cash provided by (used for) investing activities	32,340	(157,194)	(3,257)	(33,061)	(161,172)

Financing activities:
Inter-company borrowings	—	(34,247)	1,186	33,061	—
Proceeds from issuances of common stock	15,087	—	—	—	15,087

Purchase of treasury shares	(5,581)	—	—	—	(5,581)
Other	4,765	—	—	—	4,765

Net cash provided by (used in) financing activities	14,271	(34,247)	1,186	33,061	14,271
Effect of exchange rate changes on cash	—	—	286	—	286

Change in cash and cash equivalents	50,414	4,128	1,311	(7,047)	48,806
Cash and cash equivalents, beginning of period	111,834	569	23,500	(16,768)	119,135

Cash and cash equivalents, end of period	$162,248	$4,697	$24,811	$(23,815)	$167,941

Condensed Consolidated Statement of Cash Flows

Six Months Ended June 30, 2010

		Guarantor	Non- guarantor	Eliminations/
	Parent	Subsidiaries	Subsidiaries	Reclassifications	Consolidated
Cash provided by:
Net income (loss)	$12,909	$41,355	$5,084	$(46,439)	$12,909
Items not affecting cash:
Equity in earnings of consolidated affiliates	(41,355)	(5,084)	—	46,439	—
Depreciation and amortization	666	83,616	6,509	—	90,791
Other	8,832	5,196	(463)	—	13,565
Changes in operating assets and liabilities	44,921	(52,801)	(2,081)	(1,894)	(11,855)

Net cash provided by (used in) operating activities	25,973	72,282	9,049	(1,894)	105,410

Investing activities:
Additions to property, plant and equipment	(711)	(39,825)	(1,358)	—	(41,894)
Inter-company receipts	38,796	—	—	(38,796)	—
Acquisitions	—	(1,365)	—	—	(1,365)
Proceeds from the disposal of capital assets	—	3,024	93	—	3,117

Net cash provided by (used for) investing activities	38,085	(38,166)	(1,265)	(38,796)	(40,142)

Financing activities:
Repayments of long-term debt	—	(62)	(2)	—	(64)
Repayments of notes payable	(1,069)	—	—	—	(1,069)
Inter-company borrowings	—	(33,750)	(5,046)	38,796	—
Proceeds from issuances of common stock	2,263	—	—	—	2,263
Purchase of treasury shares	(1,410)	—	—	—	(1,410)
Other	273	—	—	—	273

Net cash provided by (used in) financing activities	57	(33,812)	(5,048)	38,796	(7)
Effect of exchange rate changes on cash	—	—	(78)	—	(78)

Change in cash and cash equivalents	64,115	304	2,658	(1,894)	65,183
Cash and cash equivalents, beginning of period	64,871	519	11,411	(5,031)	71,770

Cash and cash equivalents, end of period	$128,986	$823	$14,069	$(6,925)	$136,953